Retirement and Welfare Benefits	12 Months Ended
Dec. 31, 2018
Retirement and Welfare Benefits [Abstract]
RETIREMENT AND WELFARE BENEFITS

NOTE 14 – RETIREMENT AND WELFARE BENEFITS

The Group’s full-time employees are entitled to staff welfare benefits including medical care, casualty, housing benefits, education benefits, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue the employer-portion for these benefits based on certain percentages of the employees’ salaries. The total provision for such employee benefits of $289,679, $170,227 and $353,033 during the years ended December 31, 2018, 2017 and 2016, respectively, of which $9,945, $23,392 and $30,455, respectively, was charged to cost of revenue, $76,971, $48,957 and $97,408, respectively was charged to selling and marketing expenses, $75,104, $49,717 and $86,934, respectively, was charged to general and administrative expenses and $127,660, $48,161 and $138,236, respectively was charged to research and development expenses. The Group is required to make contributions to the plan out of the amounts accrued for all staff welfare benefits except for education benefits. The PRC government is responsible for the staff welfare benefits including medical care, casualty, housing benefits, unemployment insurance and pension benefits to be paid to these employees.